LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
LEASES

NOTE 13 – LEASES

All of the Company’s leases are classified as operating leases. With the adoption of Topic 842, operating lease agreements are required to be recognized on the condensed consolidated balance sheet as ROU assets and corresponding lease liabilities.

On January 1, 2021, February 1, 2021, and August 12, 2021, the Company recognized additional ROU assets and lease liabilities of $37,932, $137,826 and 154,767, respectively. The Company elected to not recognize ROU assets and lease liabilities arising from office leases with initial terms of twelve months or less (deemed immaterial) on the unaudited condensed consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at January 1, 2021. The weighted average incremental borrowing rate applied was 6%. As of September 30, 2021, the Company’s leases had a remaining weighted average term of 1.15 years.

The following table presents net lease cost and other supplemental lease information:

Nine Months Ended September 30, 2021
Lease cost
Operating lease cost (cost resulting from lease payments)	$80,251
Short term lease cost	29,329
Net lease cost	$109,580

Operating lease – operating cash flows (fixed payments)	$80,251
Operating lease – operating cash flows (liability reduction)	$72,639
Non-current leases – right of use assets	$268,096
Current liabilities – operating lease liabilities	$166,709
Non-current liabilities – operating lease liabilities	$107,899

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the nine months ended September 30, 2021, are as follows:

Fiscal Year	Operating Leases
2021 (excluding the nine months ended September 30, 2021)	$44,638
2022	178,273
2023	66,738
Total future minimum lease payments	289,649
Amount representing interest	(15,041)
Present value of net future minimum lease payments	$274,608

NOTE 13 – LEASES

A lease is defined as a contract that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. On January 1, 2020, the Company adopted ASC 842 and it primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee.

All of the Company’s leases are classified as operating leases, and as such, were previously not recognized on the Company’s consolidated balance sheet. With the adoption of Topic 842, operating lease agreements are required to be recognized on the consolidated balance sheet as ROU assets and corresponding lease liabilities.

On May 25, 2020, the Company recognized ROU assets of $19,393 and lease liabilities of approximately $19,393. The Company elected to not recognize ROU assets and lease liabilities arising from short-term office leases, leases with initial terms of twelve months or less (deemed immaterial) on the consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at May 25, 2020. The weighted average incremental borrowing rate applied was 5.77%. As of December 31, 2020, the Company’s leases had a remaining weighted average term of 1.50 years.

Rent expense amounted to $43,345 and $19,689 for the years ended December 31, 2020 and 2019, respectively.

The following table presents net lease cost and other supplemental lease information:

Year Ended December 31, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$6,362
Short term lease cost	36,983
Net lease cost	$43,345

Operating lease – operating cash flows (fixed payments)	$6,362
Operating lease – operating cash flows (liability reduction)	$5,712
Non-current leases – right of use assets	$13,426
Current liabilities – operating lease liabilities	$8,989
Non-current liabilities – operating lease liabilities	$4,693

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2020, are as follows:

Fiscal Year	Operating Leases
2021	$9,543
2022	4,772
Total future minimum lease payments	14,315
Amount representing interest	(633)
Present value of net future minimum lease payments	$13,682